LEASES (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Cost
Operating lease cost	$ 6,055	$ 5,684	$ 4,915
Short term lease cost	2,811	2,208	1,609
Total lease cost	8,866	7,892	6,524
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	6,117	5,672	4,902
Right of use assets obtained in exchange for new operating lease liabilities	$ 794	$ 10,680	$ 1,655
Weighted-average remaining lease term-operating leases	4 years 7 months 6 days	4 years 6 months	2 years 7 months 6 days
Weighted-average discount rate	7.35%	7.33%	5.94%